SUPPLEMENTAL CASH FLOW INFORMATION - Changes in Non-Cash Investing Working Capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Changes in Non-Cash Working Capital
Accounts payable - investing	$ 954	$ 3,420	$ 32,793
Other current assets - investing	(9,738)
Non-cash investing activities	(8,784)	3,420	$ 32,793
Settlement on divestment		(13,053)
Loan receivable	20,992	(31,172)
Accounts receivable	3,128	(3,128)
Other current assets	8,243	(20,654)
Non-cash working capital - Canadian divestments	$ 32,363	$ (54,954)